RELATED PARTIES - Benefits to directors (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) director	Dec. 31, 2024 USD ($) director	Dec. 31, 2023 USD ($) director
RELATED PARTIES
Compensation to directors not employed by the Company or on its behalf	$ 148	$ 75	$ 95
Share-based payments to directors not employed by the Company or on its behalf	358	158	58
Employee benefits and share-based compensation by the Company or on its behalf	$ 506	$ 233	$ 153
Number of directors that received the above compensation by the Company | director	7	5	4